Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of income tax [text block] [Abstract]
Schedule of weighted combination of applicable rates
Tax Exemption Period	Reduced Tax Period	Rate of Reduced Tax	Percent of Foreign Ownership
2/10 years	5/0 years	25%	0-25%
2/10 years	8/0 years	25%	25-49%
2/10 years	8/0 years	20%	49-74%
2/10 years	8/0 years	15%	74-90%
2/10 years	8/0 years	10%	90-100%

Schedule of deferred taxes
Total
U.S Dollars in thousands

Balance at January 1, 2020	$1,311
Amount carried to profit and loss	(1,330)
Amount carried to other comprehensive income	19

Balance as of December 31, 2020	$-

Schedule of deferred tax liabilities and assets
	Statements of financial position		Statements of profit or loss
	December 31,		Year ended December 31,
	2020	2019	2020	2019	2018
	U.S Dollars in thousands
Deferred tax liabilities:

Financial assets measured at fair value through other comprehensive income	-	(32)
Revaluation of derivatives	-	(4)

Deferred tax assets:

Carryforward tax losses	-	1,330	(1,330)	(726)	(1,944)
Employee benefits	-	25

Deferred tax income (expenses)			(1,330)	(726)	(1,944)

Deferred tax assets, net	$-	$1,311

Shedule of deferred taxes are reflected in the statement of financial position
	December 31,
	2020	2019
	NIS in thousands

Non-current assets	$-	$1,311

Schedule of current taxes on income
	Year ended December 31,
	2020	2019	2018
	U.S. Dollars in thousands
Current taxes	$95	$-	$-
Deferred tax expenses (income)	1,330	726	(1,944)
Taxes in respect of prior years		4	(11)

Taxes on income	$1,425	$730	$(1,955)

Schedule of reconciliation of taxes on profit loss
Year ended December 31,
2020
U.S. Dollars in thousands
Gain before taxes on income	$18,565
Statutory tax rate	23%
Tax calculated using the statutory tax rate	4,270

Increase (decrease) in taxes resulting from permanent differences - the tax effect:

Adjustment of deferred tax balances following a change in tax rates
Taxable income with preferred income tax rates by virtue of the Encouragement Law	(3,082)
Tax exempt income, income subject to special tax rates and nondeductible expenses and other	(303)
Difference between measurement basis of income/expenses for tax purposes and measurement basis of income/expenses for financial reporting purposes	441
Prior year taxes	-
Other	99

Tax on income	$1,425
Effective tax rate	7.7%
Year ended December 31,
2019
U.S. Dollars in thousands
Gain before taxes on income	$22,981
Statutory tax rate	23%
Tax calculated using the statutory tax rate	5,286

Adjustment of deferred tax balances following a change in tax rates	(356)
Taxable income with preferred income tax rates by virtue of the Encouragement Law	(3,747)
Tax exempt income, income subject to special tax rates and nondeductible expenses and other	(105)
Increase in unrecognized tax losses in the year	(352)
Prior year taxes	4

Tax on income	$730
Effective tax rate	3.2%
Year ended December 31,
2018
U.S. Dollars in thousands
Gain before taxes on income	$20,341
Statutory tax rate	23%
Tax calculated using the statutory tax rate	4,678

Increase (decrease) in taxes resulting from permanent differences - the tax effect:

Carry-forward tax losses utilization for which no deferred taxes were provided, net	(4,678)
Temporary differences for which deferred taxes are initially recognized	(1,944)
Prior year taxes	(11)
Tax on income	$(1,955)
Effective tax rate	9.6%